Earnings per share (EPS) (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Schedule of earnings per share
(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2022	2022	2021[1]	2021[1]	2020[1]	2020[1]
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	2,210	61.4	1,293	36.7	1,600	46.2
Exceptional items and remeasurements after tax from continuing operations (see note 5)	(28)	(0.8)	10	0.3	(571)	(16.5)
Earnings from continuing operations	2,182	60.6	1,303	37.0	1,029	29.7
Adjusted earnings from discontinued operations (see note 10)	344	9.6	340	9.7	317	9.2
Exceptional items and remeasurements after tax from discontinued operations	(173)	(4.8)	(3)	(0.1)	(82)	(2.4)
Earnings from discontinued operations	171	4.8	337	9.6	235	6.8
Total adjusted earnings	2,554	71.0	1,633	46.4	1,917	55.4
Total exceptional items and remeasurements after tax (including discontinued operations)	(201)	(5.6)	7	0.2	(653)	(18.9)
Total earnings	2,353	65.4	1,640	46.6	1,264	36.5

		2022		2021		2020
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,599		3,523		3,461
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2022	2022	2021[1]	2021[1]	2020[1]	2020[1]
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	2,210	61.1	1,293	36.5	1,600	46.0
Exceptional items and remeasurements after tax from continuing operations (see note 5)	(28)	(0.8)	10	0.3	(571)	(16.4)
Earnings from continuing operations	2,182	60.3	1,303	36.8	1,029	29.6
Adjusted earnings from discontinued operations	344	9.5	340	9.6	317	9.1
Exceptional items and remeasurements after tax from discontinued operations (see note 10)	(173)	(4.8)	(3)	(0.1)	(82)	(2.4)
Earnings from discontinued operations	171	4.7	337	9.5	235	6.7
Total adjusted earnings	2,554	70.6	1,633	46.1	1,917	55.1
Total exceptional items and remeasurements after tax (including discontinued operations)	(201)	(5.6)	7	0.2	(653)	(18.8)
Total earnings	2,353	65.0	1,640	46.3	1,264	36.3

		2022		2021		2020
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,616		3,540		3,478
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
(c) Reconciliation of basic to diluted average number of shares

	2022	2021	2020
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,599	3,523	3,461
Effect of dilutive potential ordinary shares – employee share plans	17	17	17
Weighted average number of ordinary shares – diluted	3,616	3,540	3,478